DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
DEFERRED INCOME TAXES [Text Block]

13. DEFERRED INCOME TAXES

A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2021	2020	2019
Tax loss for the year	(2,550)	(983)	(1,711)
Canadian statutory rate	27%	27.00%	27.00%

Income tax benefit computed at statutory rates	$(688)	$(265)	$(462)
Foreign tax rates different from statutory rates	42	8	31
Other	-	(26)	2
Share issuance costs	(98)	-	-
Foreign exchange gains and losses	(48)	(180)	55
Permanent differences	190	19	5
Change in unused tax losses and tax offsets	602	444	369
Income tax expense (recovery)	$-	$-	$-

The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	2021	2020
Non Capital losses	$8,988	$8,597
Capital losses	2,313	2,303
Tax value over book value of mineral properties	1,642	4,995
Tax value over book value of equipment	12	12
Tax value over (under) book value of investments and
share issuance costs	78	(59)
	$13,033	$15,848

The company's unused tax losses expire as follows:

	Canada	US
2021-2026	$551	$-
2026-2041	21,852	4,377
Indefinite	-	1,636
	$22,403	$6,013

The Company's unused capital losses of $17,130 are available to carry forward indefinitely.